GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Other intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets
Gross carrying amount	$ 53,834	$ 46,248
Accumulated amortization	(17,376)	(10,247)
Net carrying amount	36,458	36,001
Amortization expense	7,129	6,147	$ 1,873
Internal-used software
Finite-Lived Intangible Assets
Gross carrying amount	26,284	20,297
Accumulated amortization	(9,544)	(6,078)
Net carrying amount	16,740	14,219
Technology
Finite-Lived Intangible Assets
Gross carrying amount	23,153	23,153
Accumulated amortization	(6,390)	(3,145)
Net carrying amount	16,763	20,008
Other intangibles
Finite-Lived Intangible Assets
Gross carrying amount	4,397	2,798
Accumulated amortization	(1,442)	(1,024)
Net carrying amount	$ 2,955	$ 1,774